Subsequent Events (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 15, 2021	Oct. 13, 2021	Jun. 25, 2021	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Merger agreement, description			the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of Merida, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of Merida Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock. The “Exchange Ratio” is the quotient of (i) 38,500,000 shares of Merida Common Stock, divided by (ii) the adjusted fully diluted shares of Leafly Common Stock outstanding immediately prior to the completion of the First Merger (taking into account the number of shares of Leafly Common Stock issuable upon the conversion of the Leafly Preferred Stock and Notes and upon exercise of outstanding stock options of Leafly, assuming for the purposes of this definition that all such Company Stock Options are fully vested and exercised on a net exercise basis. Each option of Leafly that is outstanding immediately prior to the Closing will automatically convert to an option to acquire an adjusted number of shares of Merida Common Stock at an adjusted exercise price, in each case, pursuant to the terms of the Merger Agreement.
Working capital loans			$ 400,000
Common shares issue to employees, service providers, and stockholders (in Shares)			4,339,859	4,238,244				4,018,703
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loans			$ 400,000			$ 400,000	$ 400,000
Working capital loans, outstanding					$ 800,000
Convertible promissory notes	$ 7,500
Aggregate consideration to be paid	$ 385,000
Common shares issue to employees, service providers, and stockholders (in Shares)	6,000
Cumulative amount raised	$ 31,470
Cumulative amount held	15,000
repayment of convertible promissory notes	$ 15,000
Leafly Holdings, Inc.[Member]
Subsequent Events (Details) [Line Items]
Purchase an aggregate shares of common stock (in Shares)			578	5,448
Convertible promissory notes			$ 23,800
Purchase value of promissory note			$ 1,000
Bearing interest rate		8.00%
Conversion price, description				The notes convert at a discount to the equity securities purchased by investors in a qualified financing of not less than $25,000 or in a qualified public transaction (initial public offering, direct listing, or acquisition transaction with a publicly-listed special purpose acquisition company or its subsidiary). The conversion price applicable to any such conversion will be an amount equal to 80% of the lowest price per share paid by investors or implied by a qualified public transaction.
Director [Member] | Leafly Holdings, Inc.[Member]
Subsequent Events (Details) [Line Items]
Purchase an aggregate shares of common stock (in Shares)		6,700
Exercise price (in Dollars per share)		$ 0.36